Income Tax - Reconciliation of Expected Tax Expense with Actual Tax Expense (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of average effective tax rate and applicable tax rate [line items]
Statutory income tax rate	15.00%	15.00%
Effect of change in tax rate charged to comprehensive income		¥ 29
Mainland China [member]
Disclosure of reconciliation of average effective tax rate and applicable tax rate [line items]
Statutory income tax rate	25.00%	25.00%